BBH MONEY MARKET FUND
BBH TAX-EXEMPT MONEY FUND
BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
BBH U.S. TREASURY MONEY FUND
Portfolios of BBH Trust
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Supplement to Statement of Additional Information dated August 31, 2003

Under the heading entitled "INVESTMENT RESTRICTIONS - Non-Fundamental Restrictions," the current disclosure with respect to each Fund has been deleted and replaced with the following which will now appear under the sub-heading "ALL FUNDS":


"Non-Fundamental Restrictions. The Funds may not, as a matter of operating policy (except that the Funds may invest all of their assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) Money Market Fund only: purchase more than 10% of all outstanding debt obligations of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities); (ii) invest more than 10% of their net assets (taken at the greater of cost or market value) in illiquid securities; (iii) invest more than 15% of their net assets (taken at the greater of cost or market value) in restricted securities; (iv) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act or subject to an exemptive order issued to the Fund by the SEC; (v) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 (Money Market Fund) or Investment Restriction No. 1 (Tax Exempt Fund, Short/Intermediate Fund and Treasury Fund) and in amounts not to exceed 33 1/3% of the value of their total assets at the time of such borrowing; and (vi) Tax Exempt and Treasury Fund only: the Funds may invest more than 5% of their assets in repurchase agreements, although it is the intention of the Investment Adviser to do so only when other means of efficiently investing cash flows is unavailable. These policies are non-fundamental and may be changed without shareholder approval."


                                                                    May 25, 2004

Brown Brothers Harriman
140 Broadway
New York, NY 10005
Cusip 05528C 105
Cusip 05528C 303
Cusip 05528C 402
Cusip 05528C 204